Document and Entity Information	Apr. 28, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2024
Entity File Number	001-15393
Entity Registrant Name	HEARTLAND FINANCIAL USA, INC.
Entity Central Index Key	0000920112
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	42-1405748
Entity Address, Address Line One	1800 Larimer Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	285-9200
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	HTLF
Security Exchange Name	NASDAQ
Depositary Shares (each representing 1/400th interest in a share of 7.00% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series E) [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/400th interest in a share of 7.00% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series E)
Trading Symbol	HTLFP
Security Exchange Name	NASDAQ